Investments in Other Entities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of joint ventures [abstract]
Summary of Investments in Other Entities	As of December 31, 2024 and 2023 the investment in other entities is comprised of the following:

	2024	2023
Investment in Associates and Joint Ventures	Ps. 10,233	Ps. 9,246

Summary of Associates and Joint Ventures
Details of the investment in associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	2024	2023	2024	2023
Joint ventures:
Planta Nueva Ecología de Tabasco, S.A. de C.V.	Recycling	Mexico	50.0%	50.0%	Ps. 1,392	Ps. 1,139
Fountain Agua Mineral, LTDA	Beverages	Brazil	50.0%	50.0%	818	808
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%	239	223

Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”) (1)	Sugar production	Mexico	36.4%	36.4%	3,654	3,454
Jugos del Valle, S.A.P.I. de C.V. (1)	Beverages	Mexico	28.2%	28.2%	3,466	2,831
Leao Alimentos e Bebidas, LTDA (1)	Beverages	Brazil	25.1%	25.1%	212	298
Industria Envasadora de Querétaro, S.A. de C.V. (“IEQSA”) (1)	Canned bottling	Mexico	26.5%	26.5%	195	215
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”) (1)	Recycling	Mexico	35.0%	35.0%	91	99
Alimentos de Soja S.A.U.	Beverages	Argentina	10.7%	10.7%	48	23
Others	Various	Various	Various	Various	118	156
					Ps. 10,233	Ps. 9,246
Accounting method:
(1) The Company has significant influence due to the fact that it has power to participate in the financial and operating policy decisions of the investee.